Guarantees, commitments and forward starting transactions (Tables)	3 Months Ended
Jun. 30, 2019
Maximum Exposure To Credit Risk [Line Items]
Disclosure Of Credit Risk Exposure Explanatory
USD million	30.6.19
	Carrying amount[1]				ECL allowance
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	101,457	101,457	0	0	0	0	0	0
Loans and advances to banks	12,916	12,896	19	0	(5)	(2)	0	(3)
Receivables from securities financing transactions	92,919	92,919	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	23,774	23,774	0	0	0	0	0	0
Loans and advances to customers	322,655	302,788	18,262	1,605	(755)	(78)	(130)	(546)
of which: Private clients with mortgages	129,715	120,461	8,467	787	(120)	(15)	(67)	(38)
of which: Real estate financing	37,605	30,501	7,089	14	(45)	(4)	(36)	(5)
of which: Large corporate clients	11,000	10,483	448	69	(110)	(14)	(4)	(91)
of which: SME clients	11,861	9,866	1,348	647	(277)	(18)	(9)	(249)
of which: Lombard	110,903	110,874	0	29	(23)	(3)	0	(20)
of which: Credit cards	1,561	1,231	311	19	(32)	(7)	(13)	(12)
of which: Commodity trade finance	3,387	2,930	442	15	(84)	(5)	(1)	(78)
Other financial assets measured at amortized cost	22,158	21,502	212	445	(145)	(36)	(4)	(105)
of which: Loans to financial advisors	3,075	2,951	63	61	(110)	(32)	(2)	(76)
Total financial assets measured at amortized cost	575,878	555,335	18,493	2,050	(907)	(119)	(134)	(654)
Financial assets measured at fair value through other comprehensive income	7,422	7,422	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	583,300	562,757	18,493	2,050	(907)	(119)	(134)	(654)

	Total exposure				ECL provision
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	16,810	16,202	413	195	(40)	(6)	(1)	(33)
of which: Large corporate clients	3,573	3,352	98	123	(3)	(1)	0	(1)
of which: SME clients	1,192	970	153	69	(30)	0	0	(29)
of which: Financial intermediaries and hedge funds	6,825	6,796	29	0	(3)	(3)	0	0
of which: Lombard	642	642	0	0	(1)	0	0	(1)
of which: Commodity trade finance	1,740	1,615	122	3	(2)	(1)	0	(1)
Irrevocable loan commitments	27,463	26,885	563	14	(40)	(33)	(7)	0
of which: Large corporate clients	18,944	18,453	489	2	(34)	(29)	(6)	0
Forward starting reverse repurchase and securities borrowing agreements	2,259	2,259	0	0	0	0	0	0
Committed unconditionally revocable credit lines	29,480	28,334	1,078	68	(40)	(19)	(21)	0
of which: Real estate financing	2,893	2,488	405	0	(21)	(4)	(17)	0
of which: Large corporate clients	4,409	4,340	52	17	(1)	(1)	0	0
of which: SME clients	4,427	4,135	243	48	(9)	(7)	(1)	0
of which: Lombard	4,254	4,254	0	0	0	0	0	0
of which: Credit cards	7,755	7,447	308	0	(6)	(4)	(2)	0
Irrevocable committed prolongation of existing loans	3,668	3,667	0	0	(3)	(3)	0	0
Total off-balance sheet financial instruments and other credit lines	79,679	77,348	2,055	277	(122)	(60)	(29)	(33)
Total allowances and provisions					(1,030)	(180)	(163)	(687)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

USD million	31.3.19
	Carrying amount[1]				ECL allowance
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	110,618	110,618	0	0	0	0	0	0
Loans and advances to banks	17,013	16,963	50	0	(5)	(2)	0	(3)
Receivables from securities financing transactions	100,222	100,222	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	25,164	25,164	0	0	0	0	0	0
Loans and advances to customers	318,623	297,539	19,465	1,619	(760)	(74)	(142)	(545)
of which: Private clients with mortgages	126,412	116,432	9,217	763	(129)	(16)	(77)	(36)
of which: Real estate financing	36,670	28,945	7,687	39	(61)	(5)	(38)	(18)
of which: Large corporate clients	12,070	11,525	468	77	(109)	(12)	(5)	(91)
of which: SME clients	9,775	8,163	996	616	(262)	(14)	(8)	(240)
of which: Lombard	110,142	110,117	0	24	(20)	(3)	0	(17)
of which: Credit cards	1,446	1,136	294	16	(31)	(7)	(13)	(11)
of which: Commodity trade finance	2,867	2,427	422	19	(81)	(4)	0	(76)
Other financial assets measured at amortized cost	22,433	21,650	292	491	(150)	(40)	(6)	(104)
of which: Loans to financial advisors	3,158	2,942	107	109	(108)	(31)	(3)	(74)
Total financial assets measured at amortized cost	594,074	572,157	19,807	2,110	(917)	(118)	(148)	(651)
Financial assets measured at fair value through other comprehensive income	7,168	7,168	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	601,242	579,325	19,807	2,110	(917)	(118)	(148)	(651)

	Total exposure				ECL provision
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	17,434	16,713	506	215	(48)	(6)	(2)	(40)
of which: Large corporate clients	3,505	3,247	118	140	(7)	(1)	(1)	(5)
of which: SME clients	1,205	948	188	69	(30)	0	0	(29)
of which: Financial intermediaries and hedge funds	6,995	6,959	36	0	(3)	(3)	0	0
of which: Lombard	666	666	0	0	0	0	0	0
of which: Commodity trade finance	1,936	1,774	156	6	(1)	(1)	0	0
Irrevocable loan commitments	27,919	27,321	583	15	(44)	(36)	(8)	0
of which: Large corporate clients	19,051	18,660	389	1	(38)	(32)	(7)	0
Forward starting reverse repurchase and securities borrowing agreements	2,058	2,058	0	0	0	0	0	0
Committed unconditionally revocable credit lines	33,379	31,895	1,392	92	(39)	(19)	(20)	0
of which: Real estate financing	2,636	2,239	397	0	(19)	(3)	(17)	0
of which: Large corporate clients	4,124	4,055	52	16	(1)	(1)	0	0
of which: SME clients	4,331	4,006	264	62	(7)	(6)	(1)	0
of which: Lombard	4,537	4,537	0	0	0	0	0	0
of which: Credit cards	7,587	7,281	306	0	(6)	(4)	(2)	0
Irrevocable committed prolongation of existing loans	3,450	3,393	52	5	(4)	(2)	(2)	0
Total off-balance sheet financial instruments and other credit lines	84,241	81,381	2,533	328	(134)	(64)	(31)	(40)
Total allowances and provisions					(1,052)	(182)	(179)	(691)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

USD million	31.12.18
	Carrying amount[1]				ECL allowance
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	108,370	108,370	0	0	0	0	0	0
Loans and advances to banks	16,868	16,666	202	0	(7)	(4)	(1)	(3)
Receivables from securities financing transactions	95,349	95,349	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	23,602	23,602	0	0	0	0	0	0
Loans and advances to customers	320,352	298,248	20,357	1,748	(772)	(69)	(155)	(549)
of which: Private clients with mortgages	126,335	115,679	9,859	796	(138)	(16)	(83)	(39)
of which: Real estate financing	36,474	28,578	7,858	38	(59)	(3)	(40)	(16)
of which: Large corporate clients	11,390	10,845	457	88	(95)	(9)	(4)	(82)
of which: SME clients	9,924	8,029	1,263	632	(281)	(13)	(12)	(256)
of which: Lombard	111,722	111,707	0	14	(21)	(4)	0	(17)
of which: Credit cards	1,529	1,216	297	16	(30)	(6)	(13)	(11)
of which: Commodity trade finance	3,260	2,798	445	16	(86)	(5)	(3)	(78)
Other financial assets measured at amortized cost	22,563	21,862	223	478	(155)	(43)	(4)	(109)
of which: Loans to financial advisors	3,291	3,104	62	125	(113)	(34)	(2)	(77)
Total financial assets measured at amortized cost	587,104	564,096	20,782	2,226	(937)	(117)	(159)	(660)
Financial assets measured at fair value through other comprehensive income	6,667	6,667	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	593,770	570,763	20,782	2,226	(937)	(117)	(159)	(660)

	Total exposure				ECL provision
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	18,146	17,321	611	215	(43)	(7)	(2)	(34)
of which: Large corporate clients	3,862	3,599	136	127	(8)	(1)	(1)	(6)
of which: SME clients	1,298	1,057	164	77	(26)	0	0	(25)
of which: Financial intermediaries and hedge funds	7,193	7,125	67	0	(4)	(3)	0	0
of which: Lombard	834	834	0	0	0	0	0	0
of which: Commodity trade finance	2,097	1,851	236	11	(1)	(1)	0	0
Irrevocable loan commitments	31,212	30,590	568	53	(37)	(32)	(5)	0
of which: Large corporate clients	22,019	21,492	519	7	(31)	(26)	(4)	0
Forward starting reverse repurchase and securities borrowing agreements	937	937	0	0	0	0	0	0
Committed unconditionally revocable credit lines	36,634	35,121	1,420	93	(36)	(19)	(16)	0
of which: Real estate financing	2,562	2,150	401	11	(17)	(4)	(12)	0
of which: Large corporate clients	4,260	4,152	91	17	(2)	(1)	0	0
of which: SME clients	4,505	4,163	285	57	(7)	(6)	(1)	0
of which: Lombard	7,402	7,402	0	0	0	(1)	0	0
of which: Credit cards	7,343	7,035	309	0	(6)	(4)	(2)	0
Irrevocable committed prolongation of existing loans	3,339	2,861	456	22	(1)	(1)	0	0
Total off-balance sheet financial instruments and other credit lines	90,268	86,830	3,055	383	(116)	(59)	(23)	(34)
Total allowances and provisions					(1,054)	(176)	(183)	(695)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

Total off-balance sheet financial instruments and other credit lines
Maximum Exposure To Credit Risk [Line Items]
Disclosure Of Credit Risk Exposure Explanatory

Note 17 Guarantees, commitments and forward starting transactions

The table below presents the maximum irrevocable amount of guarantees, commitments and forward starting transactions.

USD million	30.6.19				31.3.19				31.12.18
	Gross		Sub-partici-pations	Net	Gross		Sub-partici-pations	Net	Gross		Sub-partici-pations	Net
	Measured at fairvalue	Not measured at fair value			Measured at fairvalue	Not measured at fair value			Measured at fairvalue	Not measured at fair value
Total guarantees	1,830	16,810	(2,929)	15,712	1,840	17,434	(2,760)	16,514	1,639	18,146	(2,803)	16,982
Loan commitments	3,990	27,463	(675)	30,778	6,401	27,919	(690)	33,630	3,535	31,212	(647)	34,099
Forward starting transactions[1]
Reverse repurchase agreements	32,037	2,240			29,284	2,038			8,117	925
Securities borrowing agreements		19				20				12
Repurchase agreements	17,700	1,138			15,321	629			7,926	400
1 Cash to be paid in the future by either UBS or the counterparty.